Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Bunkers	$ 1,187	$ 521
Lubricants	8,462	4,223
Stores	1,358	1,291
Victualling	403	281
Total	$ 11,410	$ 6,316